Concentration	6 Months Ended
Mar. 31, 2021
Risks and Uncertainties [Abstract]
Concentration

NOTE 15- CONCENTRATION

A majority of the Company’s revenue and expense transactions are denominated in RMB and a significant portion of the Company and its subsidiaries’ assets and liabilities are denominated in RMB. RMB is not freely convertible into foreign currencies. In the PRC, certain foreign exchange transactions are required by law to be transacted only by authorized financial institutions at exchange rates set by the People’s Bank of China (“PBOC”). Remittances in currencies other than RMB by the Company in China must be processed through the PBOC or other China foreign exchange regulatory bodies which require certain supporting documentation in order to affect the remittance. For the six months ended March 31, 2021 and 2020, the Company’s substantial assets were located in the PRC and the Company’s substantial revenues were derived from its subsidiaries located in the PRC.

As of March 31, 2021 and September 30, 2020, $1,038,967 and $49,668 of the Company’s cash was on deposit at financial institutions in the PRC where there currently is no rule or regulation requiring such financial institutions to maintain insurance to cover bank deposits in the event of bank failure. As of March 31, 2021 and September 30, 2020, the Company’s substantial assets were located in the PRC and the Company’s substantial revenues were derived from its subsidiaries and VIEs located in the PRC.

The Company sells its products primarily through direct distributors in the People’s Republic of China (the “PRC”) and to some extent, the overseas customers in European countries, North America and Middle East. For the six months ended March 31, 2021, two customers accounted for 40.2% and 37.1% of the Company’s total revenue, respectively. For the six months ended March 31, 2020, three customers accounted for 28.6%, 16.4% and 15.9% of the Company’s total revenue, respectively.

As of March 31, 2021, two customers accounted for approximately 50.3% and 45.7% of the total accounts receivable balance, respectively. As of September 30, 2020, three customers accounted for approximately 43.7%, 25.8% and 10.4% of the total accounts receivable balance, respectively.

For the six months ended March 31, 2021, three suppliers accounted for approximately 27.6%, 16.0% and 15.9% of the total purchases, respectively. For the six months ended March 31, 2020, three suppliers accounted for approximately 47.4%, 14.8% and 11.3% of the total purchases, respectively.